Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 54,097	$ 52,962	$ 48,215
Unrealized gain (loss) on available-for-sale securities arising during period	1,713	6,388	(8,244)
Reclassification adjustment for net gains	(2,130)	(1,156)	(764)
Other comprehensive (loss) income related to available-for-sale securities	(417)	5,232	(9,008)
Amortization of actuarial net gains	975	669	895
Recognition of unrealized (losses) gains	(40)	(4,584)	2,457
Change in underfunded pension liability	935	(3,915)	3,352
Other comprehensive income (loss) before income taxes	518	1,317	(5,656)
Tax effect	(191)	(486)	2,088
Other comprehensive income (loss), net of tax	327	831	(3,568)
Comprehensive income, net of tax	$ 54,424	$ 53,793	$ 44,647